Summary of Unaudited Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Results Of Operations [Line Items]
Net revenues	$ 19,912	$ 21,203	$ 18,540	$ 15,955	$ 21,044	$ 17,155	$ 17,849	$ 16,313	$ 75,610	$ 72,361	$ 77,637
Gross profit	8,750	10,014	8,123	6,753	8,840	7,837	7,914	7,412	33,640	32,003	35,279
(Loss) income from continuing operations before noncontrolling interest	(5,689)	(12,857)	(2,095)	(4,180)	1,180	(3,321)	(21,497)	(5,761)	(24,821)	(29,399)	(8,368)
Loss from discontinued operations, net of income taxes	3,488	(12,678)	(1,011)	(776)	(711)	(5,270)	(17,343)	(845)	(10,977)	(24,169)	(1,853)
Net loss	(2,201)	(25,535)	(3,106)	(4,956)	469	(8,591)	(38,840)	(6,606)	(35,798)	(53,568)	(10,221)
Net (loss) income attributable to Identive Group, Inc. stockholders' equity	$ (2,976)	$ (24,213)	$ (2,895)	$ (4,781)	$ 177	$ (7,913)	$ (36,371)	$ (6,229)	$ (34,865)	$ (50,336)	$ (9,753)
Basic and diluted (loss) income per share attributable to Identive Group, Inc. stockholders' equity	$ (0.04)	$ (0.35)	$ (0.05)	$ (0.08)	$ 0.00	$ (0.13)	$ (0.61)	$ (0.11)	$ (0.53)	$ (0.84)	$ (0.18)
Weighted average shares used to compute basic and diluted loss per share	74,132	68,518	62,248	60,233	60,165	60,033	59,686	58,599	66,327	59,623	53,748